Subsequent events - Additional Information (Detail) - USD ($) $ in Thousands																	1 Months Ended	9 Months Ended	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Apr. 09, 2021	Apr. 05, 2021	Mar. 26, 2021	Mar. 12, 2021	Mar. 10, 2021	Mar. 08, 2021	Mar. 04, 2021	Feb. 22, 2021	Feb. 19, 2021	Feb. 08, 2021	Feb. 01, 2021	Jan. 29, 2021	Jan. 20, 2021	Jan. 19, 2021	Jan. 13, 2021	Jan. 11, 2021	Jul. 31, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 29, 2023	Jan. 29, 2024	Jan. 29, 2025	Jan. 29, 2026	Mar. 03, 2021	Feb. 10, 2021	Jan. 15, 2021
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value			$ 33,966,570														$ 40,500
Borrowings, maturity date																	January 2021
Interest																		$ 15,546	$ 47,923	$ 34,159
Interest paid																		5,018	43,756	32,438
Repayment of interest and loan																		260,000	98,761	90,233
Proceeds from loans																		$ 560,000	201,728	$ 234,728
Second Tranche Of The Syndicated Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																	$ 27,000
First Tranche Of The Syndicated Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																	$ 13,500
Borrowings, maturity date																	July 2020
Third Tranche Banco Bbva Argentina Sa Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate												8.00%
Argentinepesos Floating Rate Borrowings Due April 2020 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																			$ 725,000
Borrowings, maturity date																			April, 2021
Negotiable Obligations Due August 2019 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																			$ 50,000
Borrowings, interest rate																			8.50%
Negotiable Obligations Due March 2021 One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value					$ 9,323,430
Argentinepesos Floating Rate Borrowings Due October 2020 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																			$ 130,482
Borrowings, maturity date																			April, 2022
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Fourth Amendment To The Syndicated Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of interest and loan													$ 50,893
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | First Amendment To The First Tranch Of Syndicated Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity date													July 2021
Proceeds from loans													$ 38,250
Percentage of refinancing of principal installment													85.00%
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Second Tranche Of The Syndicated Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity date													July 20, 2022
Cancellation of loan including interest				$ 26,306
Interest paid								$ 2,176
Proceeds from loans													$ 27,000
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | First Tranche Of The Syndicated Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cancellation of loan including interest				10,917
Interest paid													$ 2,176
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Third Tranche Banco Bbva Argentina Sa Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cancellation of loan including interest			1,692
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Negotiable Obligations Due July 2019 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid											$ 993
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Negotiable Obligations Due August 2019 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid										$ 1,071
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Negotiable Obligations Due August 2020 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid										$ 647
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Negotiable Obligations Due February 2020 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid								$ 882
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Negotiable Obligations Due December 2020 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid							$ 80
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Negotiable Obligations Due March 2021 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value					$ 42,371
Borrowings, interest rate					4.25%
Borrowings, maturity date					March 10, 2024
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Negotiable Obligations Due March 2021 One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value					$ 7,163
Borrowings, interest rate					2.73%
Borrowings, maturity date					September 10, 2024
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Argentinepesos Floating Rate Borrowings Due July 2020 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cancellation of loan including interest	$ 21,467	$ 21,467		1,395
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Argentinepesos Floating Rate Borrowings Due October 2020 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cancellation of loan including interest				1,511
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Negotiable Obligations Due March 2021 Three [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value			26,231
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Argentine Pesos Floating Rate Borrowings Due January 2021 [member]
Disclosure of non-adjusting events after reporting period [line items]
Cancellation of loan including interest			$ 8,306
Cancellation Of Loan Commitments [member]
Disclosure of non-adjusting events after reporting period [line items]
Cancellation of loan including interest				$ 4,530
Loan Agreement With Banco De La Provincia De Buenos Aires Sa [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value									$ 3,480							$ 5,271
Borrowings, maturity date														July 16, 2021		July 8, 2021
Interest						$ 519			$ 519
Loan Agreement With Banco Macro Loan [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid															$ 2,168
Loan Agreement Bolsas Y Mercado Argentinos Sa [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																									$ 11,093	$ 5,665	$ 9,355
Borrowings, interest rate																									32.97%	32.36%	33.09%
Loan Agreement Banco Santander International [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value														$ 11,700
Borrowings, interest rate														1.80%
Borrowings, maturity date														January 20, 2026
Loan Agreement Banco Bbva Argentina Sa [Member] | Vista Argentina [member] | Third Tranche Banco Bbva Argentina Sa Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity date												July 31, 2022
Proceeds from loans												$ 1,664
Loan Agreement Banco Bbva Argentina Sa [Member] | Vista Argentina [member] | Us Dollar Fixed Rate Borrowings Due July 2019 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid																							$ 295
Repayment of interest and loan																					$ 1,940
Loan Agreement Banco Bbva Argentina Sa [Member] | Vista Argentina [member] | Argentinepesos Floating Rate Borrowings Due April 2020 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid																								$ 295
Repayment of interest and loan		$ 2,178																				$ 2,522